Business combination (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Schedule of purchase price allocation
Amount
Net assets	$(890)
Technology	3,347
Customer relationship	177
Goodwill	17,366
Total	$20,000

Schedule of components of identifiable intangible assets
	Fair Value	Useful Life
	US$ thousands	In years
Core technology	3,347	7
Customer relationship	177	10
Total identifiable intangible assets	$3,524